SUPPLEMENT DATED MARCH 30, 2009 TO
ICON SECTOR FUNDS PROSPECTUS DATED JANUARY 26, 2009

The ICON Sector Funds Prospectus is hereby amended as follows:

ICON Industrials Fund

The section of the Prospectus titled “Performance History” is amended on page 22 by replacing the best quarter information with the following:

Best Quarter: Q4 2001 18.36%

ICON Information Technology Fund

The section of the Prospectus titled “Performance History” is amended on page 26 by replacing the Fund’s best quarter information with the following:

Best Quarter: Q4 1999 40.39%

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Please retain for future reference.